Share-based awards - Schedule of Weighted Average Fair Values and Assumptions Used (Details) - Employee Stock Option - $ / shares	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value	$ 68.24	$ 48.36
Assumptions:
Expected volatility	30.00%	30.00%
Dividend yield	0.00%	0.00%
Risk-free interest rate	1.74%	0.73%
Expected life	5 years	5 years